Global Bond Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (99.9%)
U.S. Bond Fund (69.9%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	28,268,381	281,553
International Bond Fund (30.0%)
Vanguard Total International Bond Index Fund Admiral Shares	6,319,401	120,701
Total Investment Companies (Cost $485,441)		402,254
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.391% (Cost $—)	4	—
Total Investments (99.9%) (Cost $485,441)		402,254
Other Assets and Liabilities—Net (0.1%)		304
Net Assets (100%)		402,558
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2023, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	4	—	—
Vanguard Total International Bond Index Fund	115,544	14,642	10,376	12	879	1,608	—	120,701
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	270,525	34,297	13,073	44	(10,240)	6,880	—	281,553
Total	386,069	48,939	23,449	56	(9,361)	8,492	—	402,254
1	Not applicable—purchases and sales are for temporary cash investment purposes.